NOTE 5. BANK LOANS PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Debt Instrument Interest Rate, Minimum	1.08%
Debt Instrument Interest Rate, Maximum	6.00%
Debt Instrument Carrying Amount	$ 22,621	$ 21,467
Interest Expense	$ 7,053	$ 12,388